Summary of Significant Accounting Policies - Options to extend or terminate a lease (Table) (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Nave Bellatrix | Extention for six months
Related Party Transaction [Line Items]
Charter hire daily rate	$ 11,850
Nave Orbit | Extention for six months
Related Party Transaction [Line Items]
Charter hire daily rate	12,750
Nave Dorado | Extention for six months
Related Party Transaction [Line Items]
Charter hire daily rate	13,331
Nave Buena Suerte, Nave Quasar | Extention for one year
Related Party Transaction [Line Items]
Charter hire daily rate	20,475
Nave Estella | Extention for one year
Related Party Transaction [Line Items]
Charter hire daily rate	14,625
Shinyo Saowalak, Shinyo Kieran | Extention for one year
Related Party Transaction [Line Items]
Charter hire daily rate	15,159
TBN | Extention for five years
Related Party Transaction [Line Items]
Charter hire daily rate	$ 29,751